DEBT (Tables)	12 Months Ended
Dec. 29, 2012
DEBT AND CAPITAL LEASES
Long-term debt, including its respective weighted-average interest rates, and capital lease obligations at year-end

(In millions)	2012	2011

Long-term debt and capital leases
Medium-term notes:
Series 1995 at 7.5% – due 2015 through 2025	$50.0	$50.0
Long-term notes:
Senior notes due 2013 at 4.9%	250.0	250.0
Senior notes due 2017 at 6.6%	249.4	249.2
Senior notes due 2020 at 5.4%	249.9	249.8
Senior notes due 2033 at 6.0%	150.0	150.0
Capital lease obligations	4.8	6.8
Less amount classified as current	(251.9)	(1.6)

Total long-term debt and capital leases	$702.2	$954.2

Schedule of Maturities of long-term debt and capital leases

Year	(In millions)

2013 (classified as current)	$251.9
2014	1.6
2015	5.6
2016	.2
2017	249.6
2018 and thereafter	$445.2